Debt - Credit Facility (Details) $ in Thousands	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jan. 26, 2022	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from credit facility (note 17(a))				$ 65,000	$ 40,000
Repayment for credit facility				55,000
Term Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Repayment for credit facility				$ 55,000
Amended Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Senior secured debt to EBITDA ratio				3
EBITDA to interest expense, ratio				4.00
Amended Credit Facility [Member] | Scenario, Plan [Member]
Disclosure of detailed information about borrowings [line items]
Total net debt to EBITDA ratio			4.00
Senior secured debt to EBITDA ratio			2.00
Amended Credit Facility [Member] | Bottom of range [member] | Ifrs London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				2.5%
Amended Credit Facility [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Total net debt to EBITDA ratio		4.50		4.50
Amended Credit Facility [Member] | Top of range [member] | Ifrs London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				3.5%
Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Undrawn amount in credit facility	$ 110,000	$ 110,000		$ 110,000
Borrowings amount that matured	30,000	30,000		30,000
Proceeds from credit facility (note 17(a))				65,000	$ 40,000
Repayment for credit facility	55,000
Borrowing capacity	110,000	110,000		110,000
Credit facility, remaining borrowing capacity	80,000	80,000		80,000
Revolving Credit Facility [member] | Maturity Date Scenario One [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings amount that matured	30,000	30,000		$ 30,000
Borrowings, maturity				December 31, 2020
Revolving Credit Facility [member] | Maturity Date Scenario Two [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity				January 26, 2022
Non-Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn amount in credit facility	$ 40,000	$ 40,000		$ 40,000